Nature of business and organization (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries of the company

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name		Background	Ownership
Knorex Pte. Ltd. (“Knorex SG”)	●	A Singapore company	100% owned by the Company
	●	Incorporated on September 9, 2009
	●	Provides sales and local support, and product management service
Knorex Inc. (“Knorex US”)	●	A Delaware Corporation in the United States	100% owned by Knorex SG
	●	Incorporated on May 9, 2018
	●	Provides sales and local support and product management service
Knorex Software Sdn. Bhd. (“Knorex MY”)	●	A Malaysia company	100% owned by Knorex SG
	●	Incorporated on August 30, 2010
	●	Provides creative design support
Knorex Vietnam Co. Limited (“Knorex VN”)	●	A Vietnam company	99% owned by Knorex SG
	●	Incorporated on July 18, 2013
	●	Provides technical development, research and development and customer and technical support
Knorex India Private Limited (“Knorex IN”)	●	An India company	99.99% owned by Knorex SG
	●	Incorporated on June 17, 2016
	●	Provides technical development, research and development, software testing, quality assurance and quality control service and customer and technical support
Knorex (Thailand) Co. Ltd. (“Knorex TH”)	●	A Thailand company	100% owned by Knorex SG through deed of trust*
	●	Incorporated on November 19, 2013
	●	Dissolution in progress
Knorex Pty. Ltd. (“Knorex AU”)	●	An Australia company	100% owned by Knorex SG through deed of trust*
	●	Incorporated on March 30, 2015
	●	Approved for voluntary deregistration from the Australian Securities & Investments Commission (ASIC) on January 3, 2024
Knorex (Guangzhou) Pte. Ltd. (“Knorex CN”)	●	A People’s Republic of China company	100% owned by Knorex SG
	●	Incorporated on October 27, 2017
	●	A dormant company
Adziggy, Inc (“Adziggy US”)	●	A Delaware Corporation in the United States	100% owned by Knorex SG
	●	Incorporated on June 13, 2019
	●	A dormant company
Ascendx Medica Technologies Pte. Ltd. (“AscendX”)	●	A Singapore company	100% owned by Knorex SG
	●	Incorporated on June 11, 2025
	●	Development of software and applications

*	Knorex SG is the trustee and is the beneficial owner of Knorex TH and Knorex AU affected through the execution of deed of trust agreement. Knorex TH and Knorex AU’s operations are immaterial to the Company’s accompanying financial statements.